Subordinated Liabilities - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Subordinated Liabilities [Line Items]
Loss on repurchase of debt securities and subordinated liabilities	£ (5,000,000)	£ (1,000,000)	£ (24,000,000)
Defaults of principal, interest or other breaches with respect to subordinated liabilities	0	0
Repayment or purchase of subordinated liabilities before stated maturity allowed	£ 0	£ 0
Par value per share (in GBP per share)	£ 1	£ 1	£ 1
10.375% non-cumulative non-redeemable sterling preference shares
Disclosure Of Subordinated Liabilities [Line Items]
Par value per share (in GBP per share)	£ 1
7.125% 30 Year Step-up perpetual callable subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	7.125%	7.125%
10.0625% Exchangeable capital securities
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	10.0625%	10.0625%
10.375% exchangeable subordinated capital securities
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	10.375%